Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	Property and equipment consisted of the following:
	December 31, 2023	December 31, 2022
Furniture, fixtures and equipment	$-	$63,376
Leasehold improvements	-	23,072
Computer trading and clearing system	-	2,430,445
Sub-total	-	2,516,893
Less: accumulated depreciation	-	(2,496,135)
Subtotal	-	20,758
Less: Property and equipment, net – discontinued operations	-	(20,758)
Property and equipment, net	$-	$-